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                               THE MAINSTAY FUNDS
                               51 Madison Avenue
                            New York, New York 10010


May 5, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:     Form N-14 for The MainStay Funds on behalf of
        MainStay Large Cap Growth Fund (SEC File No. 333-123244)

Ladies and Gentlemen:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of Prospectus and Proxy Statement that the Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, which was filed on April 27, 2005, and (ii) the text of the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 was filed electronically on April 27, 2005.

If you have any questions, please contact the undersigned at 973.394.4433.

Sincerely,

/s/ Michael Hession

Michael Hession, Assistant Secretary